PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

STRATEGIC PARTNERSSM ANNUITY ONE 3

Supplement, Dated July 8, 2004

To

Prospectus, Dated May 1, 2004

Appendix B (hypothetical illustrations) is replaced in its entirety by the following. These revised illustrations reflect recent changes to the fees of the asset allocation portfolios of The Prudential Series Fund, Inc.

      APPENDIX B

Hypothetical Illustrations

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

        We assume that (i) the contract was issued to a male who was 60 years old on the contract date, (ii) he made a single purchase payment of $100,000 on the contract date, and (iii) he took no withdrawals during the time period illustrated.

        To calculate the contract values illustrated on the following pages, we start with certain hypothetical rates of return (i.e., gross rates of return equal to 0%, 6% and 10% annually). The hypothetical gross rates of return are first reduced by the arithmetic average fees of the mutual funds underlying the variable investment options. To compute the arithmetic average of the fees of the underlying mutual funds, we added the investment management fees, other expenses, and any 12b-1 fees of each underlying mutual fund and then divided that sum by the number of mutual funds within the annuity product. In other words, we assumed hypothetically that values are allocated equally among the variable investment options. If you allocated the contract value unequally among the variable investment options, that would affect the amount of mutual fund fees that you bear indirectly, and thereby would influence the values under the annuity contract. Based on the fees of the underlying mutual funds as of December 31, 2003 (not giving effect to the expense reimbursements or expense waivers that are described in the prospectus fee table, and for certain portfolios reflecting expense adjustments), the arithmetic average fund fees were equal to 1.11% annually. If we did take expense reimbursements and waivers into account here, that would have lowered the arithmetic average, and thereby increased the illustrated values. The hypothetical gross rates of return are next reduced by the insurance and administrative charge associated with the selected death benefit option. Finally, the contract value is reduced by the annual charges for the optional benefits that are illustrated as well as by the contract maintenance charge.

        The hypothetical gross rates of return of 0%, 6% and 10% annually, when reduced by the arithmetic average mutual fund fees and the insurance and administrative charge, correspond to net annual rates of return of –2.70%, 3.13% and 7.03%, respectively. These net rates of return do not reflect the contract maintenance charge or the charges for optional benefits. If those charges were reflected in the above-referenced net returns, then the net returns would be lower.

        An ‘N/A’ in these columns indicates that the benefit cannot be exercised in that year.

        A ‘0’ in certain columns within these illustrations indicates that the benefit has no value. For example, with respect to the Income Appreciator Benefit, there are no earnings within the contract under a 0% assumed rate of return. Because IAB is a percentage of earnings, the IAB benefit value would be ‘0’ in that scenario.

        The values that you actually realize under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances. We will provide you with a personalized illustration upon request.

        Please see your prospectus for the meaning of the terms used here and for a description of how the various illustrated features operate.

STRATEGIC PARTNERS ANNUITY ONE 3
$100,000 Single contribution and no withdrawals

Male, issue age
60
Benefits:
         Contract Without Credit
         Step-Up Guaranteed Minimum Death Benefit
         Guaranteed Minimum Income Benefit
         Income Appreciator Benefit

10% Assumed Rate Of Return
---------------------------------------------------------------------------------------------
                                                 --------------------------------------------------------
          PROJECTED VALUE               DEATH                       LIVING BENEFIT(S)
                                       BENEFIT
---------------------------------------------------------------------------------------------------------
                                                 --------------------------------------------------------
                                                         IAB                        GMIB

                                        Death
      AnnuitantContract  Surrender     Benefit
 Year    Age     Value      Value       Value
                                                 --------------------------------------------------------
                                                 --------------------------------------------------------

                                                                                             Projected
                                                                                    GMIB      Contract
                                                                                 Guaranteed    Annual
                                                                                   Annual     Annuity
                                                            Amount      GMIB     Payout for  Payout for
                                                          Available   Protected Single Life Single Life
                                                 IAB          to        Value     Annuity     Annuity
                                                  Value   Annuitize               with 10     with 10
                                                                                year Period Year Period
                                                                                  Certain     Certain
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     1   61    106,246    100,846      106,246     N/A       N/A       105,000      N/A         N/A
     2   62    112,889    108,389      112,889     N/A       N/A       110,250      N/A         N/A
     3   63    119,954    116,354      119,954     N/A       N/A       115,763      N/A         N/A
     4   64    127,468    124,768      127,468     N/A       N/A       121,551      N/A         N/A
     5   65    135,461    133,661      135,461     N/A       N/A       127,628      N/A         N/A
     6   66    143,962    143,062      143,962     N/A       N/A       134,010      N/A         N/A
     7   67    153,005    153,005      153,005    7,951    160,956     140,710     7,736       9,834
     8   68    162,625    162,625      162,625    9,394    172,019     147,746     8,398       10,770
     9   69    172,860    172,860      172,860    10,929   183,789     155,133     9,118       11,798
    10   70    183,748    183,748      183,748    16,750   200,497     162,889     10,690      13,201
    15   75    249,597    249,597      249,597    37,399   286,997     200,000     16,181      21,531
    20   80    340,422    340,422      340,422    60,105   400,527     200,000     19,807      33,344
    25   85    466,379    466,379      466,379    91,595   557,973     200,000     25,316      52,271
    30   90    641,057    641,057      641,057   135,264   776,322     200,000     31,817      78,415
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6% Assumed Rate Of Return
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          PROJECTED VALUE               DEATH                       LIVING BENEFIT(S)
                                       BENEFIT
---------------------------------------------------------------------------------------------------------
                                                         IAB                        GMIB

                                        Death
    Annuitant  Contract   Surrender    Benefit
Year    Age      Value      Value       Value
                                                 --------------------------------------------------------

                                                                                             Projected
                                                                                    GMIB      Contract
                                                                                 Guaranteed    Annual
                                                                                   Annual     Annuity
                                                            Amount      GMIB     Payout for  Payout for
                                                          Available   Protected Single Life Single Life
                                                 IAB          to        Value     Annuity     Annuity
                                                  Value   Annuitize               with 10     with 10
                                                                                year Period Year Period
                                                                                  Certain     Certain
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
   1    61      102,364    96,964      102,364     N/A       N/A       105,000      N/A         N/A
   2    62      104,771    100,271     104,771     N/A       N/A       110,250      N/A         N/A
   3    63      107,220    103,620     107,220     N/A       N/A       115,763      N/A         N/A
   4    64      109,711    107,011     109,711     N/A       N/A       121,551      N/A         N/A
   5    65      112,244    110,444     112,244     N/A       N/A       127,628      N/A         N/A
   6    66      114,818    113,918     114,818     N/A       N/A       134,010      N/A         N/A
   7    67      117,435    117,435     117,435    2,615    120,050     140,710     7,459       7,335
   8    68      120,092    120,092     120,092    3,014    123,105     147,746     8,057       7,708
   9    69      122,789    122,789     122,789    3,418    126,207     155,133     8,706       8,101
  10    70      125,526    125,526     125,526    5,105    130,631     162,889     9,997       8,601
  15    75      139,797    139,797     139,797    9,949    149,746     200,000     14,310      11,234
  20    80      155,799    155,799     155,799    13,950   169,749     200,000     16,292      14,131
  25    85      174,239    174,239     174,239    18,560   192,799     200,000     18,975      18,061
  30    90      195,488    195,488     195,488    23,872   219,360     200,000     21,245      22,157
---------------------------------------------------------------------------------------------------------

0% Assumed Rate Of Return
---------------------------------------------------------------------------------------------------------
          PROJECTED VALUE               DEATH                       LIVING BENEFIT(S)
                                       BENEFIT
---------------------------------------------------------------------------------------------------------
                                                         IAB                        GMIB

                                        Death
    Annuitant Contract   Surrender     Benefit
Year   Age      Value      Value        Value
                                                 --------------------------------------------------------

                                                                                             Projected
                                                                                    GMIB      Contract
                                                                                 Guaranteed    Annual
                                                                                   Annual     Annuity
                                                            Amount      GMIB     Payout for  Payout for
                                                          Available   Protected Single Life Single Life
                                                 IAB     to Annuitize   Value     Annuity     Annuity
                                                  Value                           with 10     with 10
                                                                                year Period Year Period
                                                                                  Certain     Certain
---------------------------------------------------------------------------------------------------------
   1   61      96,541      91,318      100,000     N/A       N/A       105,000      N/A         N/A
   2   62      93,158      88,973      100,000     N/A       N/A       110,250      N/A         N/A
   3   63      89,848      86,632      100,000     N/A       N/A       115,763      N/A         N/A
   4   64      86,607      84,291      100,000     N/A       N/A       121,551      N/A         N/A
   5   65      83,433      81,951      100,000     N/A       N/A       127,628      N/A         N/A
   6   66      80,320      79,610      100,000     N/A       N/A       134,010      N/A         N/A
   7   67      77,267      77,267      100,000      0       77,267     140,710     7,323       4,721
   8   68      74,239      74,239      100,000      0       74,239     147,746     7,896       4,648
   9   69      71,264      71,264      100,000      0       71,264     155,133     8,518       4,575
  10   70      68,339      68,339      100,000      0       68,339     162,889     9,694       4,499
  15   75      54,364      54,364      100,000      0       54,364     200,000     13,632      4,079
  20   80      41,957      41,957      100,000      0       41,957     200,000     15,230      3,493
  25   85      31,274      31,274      100,000      0       31,274     200,000     17,364      2,930
  30   90      22,075      22,075      100,000      0       22,075     200,000     18,980      2,230
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The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The contract values and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0%, 6% or 10% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Explanation of Headings

Contract Value -The projected total value of the annuity at the end of the period indicated, after all fees other than withdrawal charges have been deducted.

Surrender Value — The projected cash value of the annuity at the end of the period indicated.

Death Benefit Value — Value of base death benefit or GMDB, as indicated.

IAB Value — Percentage of earnings in the contract upon IAB activation based on the length of time the contract is in force: 7-9 years, 15%; 10-14 years, 20%; 15+ years, 25%. See prospectus for more complete information.

Amount Available to Annuitize — The contract value plus the IAB value. See prospectus for more complete information.

GMIB Protected Value — Purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 7 years from issue or last reset, subject to a 200% cap. See prospectus for more complete information.

GMIB Guaranteed Annual Payout for Single Life Annuity with 10-year Period Certain — The payout determined by applying the GMIB protected value (and IAB value if IAB is elected) to the GMIB guaranteed annuity purchase rates contained in the contract. The payout represents the minimum payout to be received when annuitizing the contract based on the illustrated assumptions. See prospectus for more complete information.

Projected Contract Annual Annuity Payout for Single Life Annuity with 10-year Period Certain — The hypothetical annuity payout based on the projected contract value (and IAB value if IAB is elected) calculated using the minimum payout rates guaranteed under the contract (“Guaranteed Minimum Payout Rates”). See prospectus for more complete information.

If the GMIB benefit is elected, the greater of the following would be paid at annuitization —

      (1) The GMIB Guaranteed Payout, or

(2)

The annuity payout available under the contract that is calculated based on the adjusted contract value at annuitization and the better of the Guaranteed Minimum Annuity Payout Rates or the Current Annuity Payout Rates in effect at the time of annuitization. To show how the GMIB rider works relative to the annuity payout available under the contract we included the Projected Contract Annuity Payout column which shows hypothetical annuity payouts based on the projected contract values and the Guaranteed Minimum Payout Rates. We did not illustrate any hypothetical annuity payouts based on Current Annuity Payout Rates because these rates are subject to change at any time; however, historically the annuity payout provided under such Current Annuity Payout Rates have been significantly higher than the annuity payout that would be provided under Guaranteed Minimum Annuity Payout Rates.